CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES - IFRS 16/HKFRS 16 Leases - Lease Liabilities (Details) ¥ in Millions, $ in Millions		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating lease commitments disclosed as at 31 December 2018					¥ 16,372
Analyzed as: Current		¥ 1,425	$ 205		0	[1]
Non-current		7,062	$ 1,014		0	[1]
Total lease liability		¥ 8,487			¥ 0		¥ 0
IFRS 16/HKFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities discounted at relevant incremental borrowing rates				¥ 13,226
Analyzed as: Current	[1]			3,614
Non-current	[1]			5,525
Total lease liability				9,139
IFRS 16/HKFRS 16 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Add: Lease liabilities resulting from lease modifications of existing leases				2,359
Less: Recognition exemption - short-term leases				(768)
Exclusion of non-lease components				(6,444)
Lease liabilities relating to operating leases recognized upon application of IFRS 16/HKFRS 16				8,373
Add: Obligations under finance leases recognized at 31 December 2018				766
Analyzed as: Current	[1]			3,614
Non-current	[1]			¥ 5,525

[1]	In relation to assets previously under finance leases, the Group recategorized the carrying amounts of the relevant assets which were still under lease as at January 1, 2019 amounting to RMB755 million as right-of-use assets.